Additional cash flows information (Details) - USD ($)	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Additional cash flows information.
Additions to right-of-use assets	$ 3,843,925	$ 43,147
Lease termination	44,023	32,062
Change in derivative liabilities due to partial settlements of convertible notes - related party	17,578
Share subscription receivable	297,522
Initial recognition of derivative liabilities	$ 2,867,806	2,215,564
Conversion of Series A Convertible Preferred Shares		$ 308,692